Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Borrowings

23.Borrowings

Convertible Notes

On February 5, 2020, the Group issued $250.0 million total aggregate principal amount of 5.00% convertible senior notes due December 31, 2025 (“February 2020 Notes”) in a private placement to private investors. On April 30, 2020, the Group issued $400.0 million total aggregate principal amount of 3.75% convertible senior notes due May 1, 2027 (“April 2020 Notes”) in a private placement to qualified institutional investors pursuant to Rule 144A of the Securities Act of 1933, as amended. On November 17, 2020, the Group issued $600.0 million total aggregate principal amount of 0.00% convertible senior notes due November 15, 2030 (“November 2020 Notes”) to Alibaba and Richemont. The total net proceeds from these offerings were $1,240.4 million, after deducting $9.6 million of debt issuance costs in connection with these notes.

The February 2020, April 2020 and November 2020 Notes represent senior unsecured obligations of the Group. With respect to the February 2020 Notes, the interest rate is fixed at 5.00% per annum and is payable quarterly in arrears on March 31, June 30, September 30 and December 31 of each year, and commenced on March 31, 2020. For the April 2020 Notes, the interest rate is 3.75% per annum and is payable bi-annually in advance on May 1 and November 1 of each year, and commenced on November 1, 2020. For the November 2020 Notes, the interest rate is 0.00% per annum.

On May 17, 2021, a total of 3,190,345 shares were issued on conversion of $39.1 million principal amount of February 2020 Notes. No gain or loss was recognized on conversion. On conversion, non-current borrowings with a carrying value of $28.4 million and non-current derivative financial liabilities with a fair value of $90.6 million were reclassified to equity. The increase in equity resulted in an increase to share capital of $0.1 million and to share premium of $118.9 million.

  On August 6, 2021, a total of 7,013,405 shares were issued on conversion of $85.9 million principal amount of February 2020 Notes. No gain or loss was recognized on conversion. On conversion, non-current borrowings with a carrying value of $63.1 million and non-current derivative financial liabilities with a fair value of $241.6 million were reclassified to equity. The increase in equity resulted in an increase to share capital of $0.3 million and to share premium of $304.4 million.

On October 1, 2021, a total of 6,122,250 shares were issued on conversion of $75.0 million principal amount of February 2020 Notes. No gain or loss was recognized on conversion. On conversion, non-current borrowings with a carrying value of $55.2 million and non-current derivative financial liabilities with a fair value of $152.8 million were reclassified to equity. The increase in equity resulted in an increase to share capital of $0.2 million and to share premium of $207.7 million.

February 2020 Notes

Each $1,000 of principal of the February 2020 Notes will initially be convertible into 81.63 shares of the Group’s common stock, which is equivalent to an initial conversion price of $12.25 per share, in each case, subject to adjustment upon the occurrence of specified events set forth in the indenture governing such series. Holders of these notes may convert their notes at their option at any time until the maturity date of December 31, 2025.

Upon conversion of these notes, the Group will pay or deliver, as the case may be, cash, shares of its common stock or a combination of cash and shares of its common stock, at the Group’s election. If the Group satisfies its conversion obligation solely in cash or through payment and delivery, as the case may be, of a combination of cash and shares of its common stock, the amount of cash and shares of common stock, if any, due upon conversion of the February 2020 Notes, as applicable, will be based on a daily conversion value (as defined in the indenture governing the applicable series of Convertible Notes) calculated on a proportionate basis for each trading day in the applicable observation period.

If a change of control (as defined in the indenture) occurs prior to the applicable maturity date, holders of the February 2020 Notes, as applicable, may require the Group to repurchase all of their notes for cash at a 50% premium and any unpaid interest, or an equity equivalent based on a pre-set make whole calculation based on the prevailing share price at the time.

The Group may redeem the February 2020 Notes, in whole, at any time on or after February 5, 2024 at a price equal to 165% of the principal amount of the February 2020 Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

In accordance with the accounting guidance in IFRS 9 on embedded conversion features, the Group valued and bifurcated the conversion option associated with the February 2020 Notes from the respective host debt instrument, which is referred to as a debt discount, and initially recorded the conversion option at $81.9 million as a derivative financial liability. The resulting debt discount on the notes is amortized to interest expense at an effective interest rate of 13.2% over the contractual terms of these notes. The Group allocated $0.8 million of debt issuance costs to the derivative financial liability component which was expensed immediately to the Consolidated statement of operations and the remaining $1.7 million of debt issuance costs are amortized to finance costs under the effective interest rate method over the contractual terms of these notes.

April 2020 Notes

Each $1,000 of principal of the April 2020 Notes will initially be convertible into 61.99 shares of the Group’s common stock, which is equivalent to an initial conversion price of $16.13 per share, in each case, subject to adjustment upon the occurrence of specified events set forth in the indenture governing such series. Holders of these notes may convert their notes after September 30, 2020, if the share price exceeds 130% of the conversion price consecutively for thirty days prior.

Upon conversion of these notes, the Group will pay or deliver, as the case may be, cash, shares of its common stock or a combination of cash and shares of its common stock, at the Group’s election. If the Group satisfies its conversion obligation solely in cash or through payment and delivery, as the case may be, of a combination of cash and shares of its common stock, the amount of cash and shares of common stock, if any, due upon conversion of the April 2020 Notes, as applicable, will be based on a daily conversion value (as defined in the indenture governing the applicable series of Convertible Notes).

If a fundamental change (as defined in the indenture governing these Convertible Notes) occurs prior to the applicable maturity date, holders of these notes, as applicable, may require the Group to repurchase all of the April 2020 Notes for cash at a repurchase price equal to the principal amount of the April 2020 Notes to be repurchased, plus accrued and unpaid interest, if any, up to, but excluding, the fundamental change repurchase date. In addition, if specific corporate events occur prior to the applicable maturity date of the April 2020 Notes, the Group may redeem the April 2020 Notes in whole, at a cash redemption price equal to the principal amount of the notes to be redeemed, plus accrued and unpaid interest, if any, up to but excluding, the redemption date. Further, calling any April 2020 Notes for redemption will be subject to a “make-whole” premium and therefore the conversion rate applicable to the conversion of that note will be increased in certain circumstances if it is converted during a specified period after it is called for redemption.

In accordance with the accounting guidance in IFRS 9 on embedded conversion features, the Group valued and bifurcated the conversion option associated with the April 2020 Notes from the host debt instrument, which is referred to as a debt discount, and initially recorded the conversion option of $113.5 million as a derivative financial liability. The resulting debt discount on the April 2020 Notes is amortized to finance costs at an effective interest rate of 9.7% over the contractual terms of these notes. The Group allocated $3.0 million of debt issuance costs to the derivative financial liability component which was expensed immediately to the Consolidated statement of operations and the remaining $7.6 million of debt issuance costs are amortized to finance costs under the effective interest method over the contractual terms of these notes.

The Group may redeem the April 2020 Notes, in whole, at any time on or after May 6, 2024, only if the share price is 130% of the note conversion price for thirty consecutive trading days prior, in addition to the principal being subject to “make-whole” conversion rate adjustments. If the Group experiences a fundamental change triggering event (as defined in the Indenture), the Group might be required by the holders of the April 2020 Notes to repurchase their notes at a cash repurchase price equal to the principal amount of the April 2020 Notes to be repurchased, plus accrued and unpaid interest, if any, up to, but excluding, the fundamental change repurchase date.

November 2020 Notes

Each $1,000 of principal of the November 2020 Notes will initially be convertible into 30.97 shares of the Group’s common stock, which is equivalent to an initial conversion price of $32.29 per share, in each case, subject to adjustment upon the occurrence of specified events set forth in the indenture governing such series. Holders of these notes may convert their notes at their option at any time until prior to the close of business on the second scheduled trading day immediately preceding the maturity date of November 15, 2030.

Upon conversion of these shares, depending on the identity of the holder, the Group will pay or deliver, as the case may be, cash, shares of its common stock or a combination of cash and shares of its common stock, at the Group’s election. If the Group satisfies its conversion obligation solely in cash or through payment and delivery, as the case may be, of a combination of cash and shares of its common stock, the amount of cash and shares of common stock, if any, due upon conversion of the notes, as applicable, will be based on a daily conversion value (as defined in the indenture governing the applicable series of Convertible Notes).

If certain events occur that constitute a “fundamental change” (as defined in the indenture governing the terms of the November 2020 Notes), holders of the November 2020 Notes will have the right to require the Group to repurchase all or some of their November 2020 Notes for cash at a repurchase price equal to 100% of their principal amount, plus all accrued and unpaid special interest, if any, up to, and including, the maturity date. The Group will, under certain circumstances, increase the conversion rate for holders who convert November 2020 Notes in connection with a fundamental change.

Alibaba and Richemont may require the Group to repurchase all or part of their respective November 2020 Notes on June 30, 2026 at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, up to, but excluding, such repurchase date.

The Group will not be able to redeem the November 2020 Notes prior to November 15, 2023, except in the event of certain tax law changes. On or after November 15, 2023, the Group may redeem, for cash, all or part of the relevant November 2020 Notes if the last reported sale price of its Class A ordinary shares has been at least 130% (or 200%, if over 5% of the relevant November 2020 Notes are held at the time by Alibaba or Richemont) of the conversion price then in effect for at least twenty trading days (whether or not consecutive) during any thirty consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Group provides notice of the redemption, at a redemption price equal to 100% of the principal amount of the November 2020 Notes to be redeemed, plus accrued and unpaid special interest, if any, up to, but excluding, the redemption date.

In accordance with the accounting guidance in IFRS 9 on embedded conversion features, the Group valued and bifurcated the conversion option associated with the November 2020 Notes from the host debt instrument, which is referred to as a debt discount, and initially recorded the conversion option of $446.0 million as a derivative financial liability. The resulting debt discount on the November 2020 Notes is amortized to finance costs at an effective interest rate of 14.9% over the contractual terms of these notes. The effective interest rate previously disclosed in our Annual Report on Form 20-F for the year ended December 31, 2020, was updated as a result of the revision referred to in Note 2, Significant accounting policies. The Group allocated $12.2 million of debt issuance costs to the derivative financial liability component which was expensed immediately to the Consolidated statement of operations and the remaining $4.2 million of debt issuance costs are amortized to finance costs under the effective interest method over the contractual terms of these notes.

The convertible borrowings are presented in the Consolidated statement of financial position as follows (in thousands):

	2020 (1)	2021

At January 1	$-	$617,789
Face value of notes issued	1,250,000	-
Value of embedded derivatives	(641,448)	-
	608,552	617,789
Transaction costs	(13,539)	-
Interest expense	41,851	67,638
Interest paid	(19,075)	(22,950)
Conversion of February 2020 Notes	-	(146,673)
Total non-current borrowings	$617,789	$515,804

(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.

The value of the three conversion options discussed above are subsequently remeasured at fair value at each reporting date, and the changes in the fair value are recorded in the Consolidated statement of operations within the gain/(loss) on items held at fair value and remeasurements line. The fair values of the embedded derivatives are determined using an option pricing model, using assumptions based on market conditions at the reporting date. For further details refer to Note 28, Financial instruments and financial risk management. For the year ended December 31, 2021, the Group recorded a fair value gain on remeasurement of $1,638.8 million (2020: loss on remeasurement of $2,354.7 million) related to the decrease in the fair value of these conversion options mainly as a result of the share price decreasing from $63.81 to $33.43.